Fair Value of Financial Instruments Fair Value of Fiancial Instuments (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying amount and fair value of financial instruments at September 30, 2020 and December 31, 2019 were as follows (in thousands):

		September 30, 2020		December 31, 2019
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	1	$40,220	$40,220	$42,530	$42,530
Other assets - interest rate cap	2	—	—	—	—
Equity investment - Common stock of Scorpio Tankers Inc.	1	23,857	23,857	173,298	173,298

Financial liabilities:
Bank loans, net	2	249,354	249,354	377,569	377,569
Financing obligations	2	392,633,000	392,633,000	350,805	350,805